SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
7. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date.

During October 2011 a total of 1,810 shares of Series B Preferred Stock were converted into a total of 5,000,000 shares of Common Stock.

11.           SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date which include the following:

During February 2011 a total of 196,000 shares of Series A Preferred Stock were converted into 980,000 shares of Common Stock.

During February 2011 a total of 7.42 shares of Series B Preferred Stock were converted into 20,497 shares of Common Stock.

During February 2011 a total of $691,841 of principal and accrued interest of Convertible Notes were converted into 6,918,411 shares of Common Stock.

During February 2011 pursuant to a cashless exercise, the Company issued an aggregate total of 2,437,486 shares of Common Stock for the full exercise of a warrant to purchase 886,250 shares of Common Stock at an exercise price of $0.10 per share of Common, and the full exercise and conversion of a warrant to purchase 525,000 shares of Series A Preferred Stock at an exercise price of $1.00 per share of Preferred that were convertible into Common Stock at a rate of $0.10 per share.

In February 2011 the Company issued Promissory Notes in the principal amount of $1,250,000, which accrue interest at the rate of 8% per annum. Per the terms of the Note, the investors will be repaid in equity of the Company, not cash.  During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share.  In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing.  Pursuant to the terms of the Promissory Note, the note holder will receive 100% warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock.  The warrants have a cashless exercise provision.  If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note.  The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

During January and February 2011, the Company received approximately $775,000 as proceeds from the sale of 6,232,803 shares of Common Stock per the terms of the Purchase Agreement with LPC (See Note 9) at an average price of $0.124 per share of Common.  Per the terms of the Purchase Agreement the Company also issued an additional 149,034 shares of Common Stock as additional Commitment Fee shares.

During March 2011, the Company successfully completed its technical file review with its Notified Body, and has received approval to apply the CE Mark to the CytoSorbTM device as an extracorporeal cytokine filter.